SEASONALITY OF OPERATIONS	12 Months Ended
Dec. 31, 2019
SEASONALITY OF OPERATIONS
SEASONALITY OF OPERATIONS

25.    SEASONALITY OF OPERATIONS

The Company’s Tucano operation is subject to seasonal fluctuations as a result of weather conditions.  Specifically, Tucano’s production is stronger in the second half of a calendar year as the dry season enables higher rates of mining productivity and the mine plan is characterized by lower strip ratios and access to higher grades in the open pits.  Accordingly, Tucano typically has more favourable operating results in the second half of the year.